Details of the Statements of Profit or Loss and Other Comprehensive Income (General and Administrative Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Salaries and related compensation	€ 1,016	€ 1,030	€ 1,027
Professional services	2,185	1,255	1,480
Other	399	135	(475)
Total general and administrative expenses	€ 3,600	€ 2,420	€ 2,032	[1]

[1]	Please refer to Note 2C for functional and presentation currency.